12. FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Non current financial assets at fair value through profit and loss	$ 11	$ 11
Current financial assets at fair value through profit and loss	325	365
Shares [member]
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Non current financial assets at fair value through profit and loss	11	11
Current financial assets at fair value through profit and loss	29	8
Investment funds [member]
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Current financial assets at fair value through profit and loss	92	244
Government securities [member]
DisclosureOfFinancialAssetsatFairValueThrougProfitorLossLineItems [Line Items]
Current financial assets at fair value through profit and loss	$ 204	$ 113